Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data		Total USD ($)	Voting common stock outstanding [Member]	Voting common stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings (Accumulated deficit) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)
Beginning Balance at Mar. 26, 2011		$ 11,340		$ 60,895	$ 15,752	$ (71,586)	$ 6,279
Beginning Balance, Shares at Mar. 26, 2011			11,390,505
Net income (loss)		219				219
Cumulative translation adjustment	[1]	(11)					(11)
Total comprehensive income		208
Compensation expense resulting from stock options granted to Management		79			79
Exercise of stock options		1		1
Exercise of stock options, Shares		1,080	1,080
Ending Balance at Mar. 31, 2012		11,628		60,896	15,831	(71,367)	6,268
Ending Balance, Shares at Mar. 31, 2012		11,391,585	11,391,585
Net income (loss)		1,513				1,513
Cumulative translation adjustment	[1]	(501)					(501)
Total comprehensive income		1,012
Compensation expense resulting from stock options granted to Management		118			118
Issuance of Class A shares for stock rights offering, net of taxes of $0		3,593		3,593
Issuance of Class A shares for stock rights offering, net of taxes of $0 , Shares		3,442,026	3,442,026
Ending Balance at Mar. 30, 2013		16,351		64,489	15,949	(69,854)	5,767
Ending Balance, Shares at Mar. 30, 2013		14,833,611	14,833,611
Net income (loss)		(5,801)				(5,801)
Cumulative translation adjustment	[1]	(2,006)					(2,006)
Total comprehensive income		(7,807)
Compensation expense resulting from stock options granted to Management		143			143
Exercise of stock options		74		125	(51)
Exercise of stock options, Shares		74,813	74,813
Issuance of Class A shares for stock rights offering, net of taxes of $0		4,861		4,861
Issuance of Class A shares for stock rights offering, net of taxes of $0 , Shares			2,941,085
Ending Balance at Mar. 29, 2014		$ 13,622		$ 69,475	$ 16,041	$ (75,655)	$ 3,761
Ending Balance, Shares at Mar. 29, 2014		17,849,509	17,849,509

[1]	The change in Cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).